GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

6.GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended
	December 31
	2024	2023
Office and administrative	$3,846	$3,552
Professional fees	4,567	2,718
Regulatory and transfer agent	525	451
Salaries and benefits	7,961	6,687
	$16,899	$13,408